Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Share Capital [Member]	Capital Reserve [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 30,273	$ (1,140)	$ 89	$ 163,025	$ 192,247
Income for the year				(413,421)	(413,421)
Foreign currency translation gain			(5,347)		(5,347)
Ending balance, value at Jun. 30, 2020	30,273	(1,140)	(5,258)	(250,396)	(226,521)
Beginning balance, value at Dec. 31, 2020	30,273	(1,140)	23,751	(77,555)	(24,671)
Income for the year				(191,159)	(191,159)
Foreign currency translation gain			3,753		3,753
Ending balance, value at Jun. 30, 2021	$ 30,273	$ (1,140)	$ 27,504	$ (268,714)	$ (212,077)